NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Mar. 31, 2021
A B T I Pharma [Member]
NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

ABTI Pharma Limited (the “Company”) was incorporated in the United Kingdom on January 7, 2021. The Company is a UK based pharmaceutical company developing cannabinoid, cannabinoid-like, and non-cannabinoid pharmaceutical active pharmaceutical ingredients (APIs), pharmaceutical medicines made from cannabinoid, cannabinoid-like, and non-cannabinoid APIs and targeting European novel food approval of cannabinoid-based, cannabinoid-like and non-cannabinoid ingredients and products .In addition, the company is seeking to develop such bulk ingredients for supply into the cosmetic sector. To date, the Company’s activities have been limited to its formation and the raising of equity capital. The Company’s fiscal year end is March 31.

Subsidiaries

On January 27, 2021, the Company acquired 100% of Ferven Limited and Phytotherapeutix Ltd. The Companies were under common control before the acquisition and are consolidated in accordance to ASC-805-50, in which the assets and liabilities of Ferven Limited and Phytotherapeutix Ltd. have been presented at their carrying values at the date of common control.